Centre Active US Tax Exempt Fund
SUMMARY OF CENTRE ACTIVE U.S. TAX EXEMPT FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize investors’ total return through capital appreciation and current income exempt from federal income tax.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Centre Active US Tax Exempt Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Centre Active US Tax Exempt Fund		Investor Class	Institutional Class
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.27%	0.27%
Total Annual Fund Operating Expenses	[2]	0.92%	0.67%
[1]	Other Expenses of Investor Class shares are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2015, and are based on the historical expenses of Class A shares of the Acquired Fund (as defined below). Other Expenses of Institutional Class shares are estimated amounts for the current fiscal year of the Fund, which ends September 30, 2015, and are based on the historical expenses of Class I shares of the Acquired Fund.
[2]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement dated December 8, 2014 (the "Expense Limitation Agreement"), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund, for an initial period of not less than two years from the date of the closing of the reorganization of the Acquired Fund into the Fund (the "Reorganization") and until the next following effective date of the post-effective amendment to the registration statement of the Trust relating to the Fund incorporating the Fund's financial statements for that fiscal year (the "Initial Term"), to the extent necessary to limit the current operating expenses of each class of shares of the Fund, including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to an annual rate of 0.95% of the average daily net assets of the Investor Class shares and 0.70% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon 60 days' written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board. The Expense Limitation Agreement will automatically terminate if the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the "Advisory Agreement") is terminated, with such termination effective upon the effective date of the Advisory Agreement's termination. The Adviser may recoup any waived or reimbursed amount pursuant to the Expense Limitation Agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only for the Initial Term, so the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Centre Active US Tax Exempt Fund (USD $)	1 Year	3 Years
Investor Class	94	293
Institutional Class	68	214

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. It is expected that the Fund will be the successor to Managed Municipal Fund, Inc. (the “Acquired Fund”), an open-end management investment company. During the Acquired Fund’s most recent fiscal year ended October 31, 2014, the Acquired Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in federally tax-exempt securities of state and local governments in the United States and their political subdivisions, agencies and instrumentalities. These securities will usually be rated within the three highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), but may be unrated if they are determined to be of equivalent quality by the Adviser.

The Fund's investments in municipal securities may include general obligation bonds, revenue bonds, facility or tax and industrial revenue bonds and pre-refunded bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project. Facility or tax and industrial revenue bonds are backed by the credit of a private user of a facility. Pre-refunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities.  From time to time, the Fund's investments may focus in a certain state, region or sector of the municipal market.

In selecting investments for the Fund, the Adviser considers yield and a security's potential for capital appreciation resulting from changes in interest rates. The Adviser will utilize a fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis. The Adviser's investment approach seeks to manage and take advantage of short-term deviations from the general trend in rates. The Adviser will review the Fund's portfolio on a monthly basis and adjust it, as appropriate, based on the Adviser's interest rate outlook. The Adviser will also assess the relative yields available on securities with different maturities and future changes in interest rates. The Adviser may select municipal securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities, cash or cash equivalents, as well as sell U.S. exchange traded futures contracts on bond indices or U.S. Treasury Notes and Bonds to shorten the duration of the portfolio. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities, as well as purchase U.S. exchange traded futures contracts on bond indices or U.S. Treasury Notes and Bonds to lengthen the duration of the portfolio.

The Fund may also invest in taxable obligations. To the extent that the Fund invests in taxable obligations, a larger portion of its distributions will be taxable than would be the case if the Fund focused more on earning tax-free income. The Fund does not currently intend to acquire securities that are subject to the alternative minimum tax, but it is permitted to invest up to 20% of its net assets in such securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money by investing in the Fund. The price of municipal securities will change in response to changes in general economic conditions, conditions within the municipal securities market, the financial condition of the issuer, political changes, interest rate changes and other factors. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Before investing in the Fund, an investor should carefully consider his/her own investment goals, the amount of time available to leave money invested and the amount of risk he/she is willing to take. There can be no assurance that the Fund will be successful in meeting its investment objective.

Credit Risk.  Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Interest Rate Risk. Interest rate risk is the risk that a debt security's value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.  Prices of certain debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect the prices of such securities, and, accordingly, the Fund's share price.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates.

Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities at or near their perceived value. Where there is little or no active trading market for specific types of securities, the value of such securities and the Fund's share price could decline.

Call Risk. Call risk is the risk that during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested in securities with lower interest rates.

Tax Risk. Adverse tax developments could change the way the Fund's income distributions may be treated for income tax purposes. While income distributions from the Fund will generally be exempt from federal income taxes, to the extent the Fund invests in securities that do not pay interest that is exempt from federal income tax, distributions on these investments will generally be taxable to shareholders. Distributions may be subject to applicable foreign, state and local taxes.

Focused Investing Risk. The Fund may focus its investments within a single state, region or sector of the municipal market. Because many municipal obligations are issued to finance similar projects, the Fund's investments may be focused within a particular sector of the municipal market, such as education, health care, transportation or utilities. Adverse conditions affecting a state, region or sector of the municipal market may cause the Fund's performance to be more sensitive to developments affecting that state, region or sector than a fund with investments that are not focused in the same manner.

Duration Risk.  Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Accordingly, a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration. By way of example, the price of a bond portfolio with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.  The Fund may use futures and options contracts for purposes of managing duration of the Fund's portfolio.  Using these instruments also involves risk.

Fixed-Income Securities Risk.  Fixed-income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed-income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed-income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer's creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them.   As interest rates rise, the value of fixed-income securities typically declines.

Credit and Volatility Risk. A downgrade of the credit rating of the U.S. Government may adversely affect the value of securities held by the Fund and the value of the Fund's shares. In August 2011, S&P downgraded the U.S. Government's credit rating from AAA to AA+. Further downgrades of the U.S. Government's credit rating by the credit rating agencies may result in increased volatility or liquidity risk, higher interest rates and lower prices for U.S. government securities and increased costs for all kinds of debt. These and other developments may negatively affect both the perception of credit risk associated with debt securities issued by the U.S. and the country's ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of the Fund's portfolio securities and shares.

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and heightened volatility in the U.S. and non-U.S. financial markets. While entire markets have been impacted, issuers that have exposure to certain markets, including credit markets, have been particularly affected. These events and further market turbulence and continued volatility may increase the risks associated with an investment in the Fund. In addition, changes in economic, tax and regulatory policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the investments of the Fund.

The Board of Governors of the Federal Reserve System (the "Federal Reserve") has maintained the federal funds rate at or near zero percent since the financial crisis began. When the federal funds rate is raised, there is a risk that interest rates will increase suddenly and significantly. Such changes may expose the fixed-income markets to heightened volatility and could result in reduced liquidity for certain of the Fund's investments, thereby causing the value of such investments, and the Fund's share price, to decline. In addition, the Federal Reserve recently ended its quantitative easing bond-buying program, which was in place from 2008 through 2014. The effect of this development, and any other changes in monetary policy, on bond yields and interest rates, and on fixed-income securities generally, are not yet known.

Management Risk. Management risk involves the risk that the Fund's portfolio manager will not be successful in achieving the Fund's investment objective. The ability of the Fund to meet its investment objective is directly related to the portfolio manager's implementation of the investment strategies for the Fund. If the Adviser's investment approach in managing the Fund does not produce the expected results, your investment could be diminished or even lost. The Fund is actively managed and could experience losses if the judgment of the Adviser about markets, interest rates or particular investments proves to be incorrect. There can be no guarantee that the investment decisions of the Adviser will produce the desired results.

New Fund Risk. The Fund is a newly organized and has a limited operating history. Although the Fund expects to be the successor to the Acquired Fund through the Reorganization, Centre is not the investment adviser of the Acquired Fund, and, as a result, may not be successful in implementing the Fund's investment strategy.
PERFORMANCE INFORMATION
It is expected that the Fund will be the successor to the Acquired Fund through a reorganization with the Fund on or about March 17, 2015, subject to the approval of the Acquired Fund’s shareholders. In the Reorganization, Class A shares of the Acquired Fund will be exchanged for Investor Class shares of the Fund and Class I shares of the Acquired Fund will be exchanged for Institutional Class shares of the Fund.  Set forth in the bar chart and table below is past performance information for the Acquired Fund, during which time International Strategy & Investment Inc. (not Centre) managed the Acquired Fund's portfolio.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Acquired Fund’s Class A shares from year to year for each of the past 10 calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table compares the average annual total returns of the Acquired Fund’s Class A and Class I shares for the periods stated to those of those of broad-based market indices. Each index is not actively managed and not available for direct investment. The table also presents the impact of taxes on the returns of Class A shares.

Updated performance information for the Acquired Fund will be available until the date of the closing of the Reorganization by calling (800) 882-8585 or by visiting the Acquired Fund’s website at www.isifunds.com. After the closing of the Reorganization, performance information for the Fund will be available, free of charge, by calling the Fund at 1-855-298-4236 or online at www.centrefunds.com.
Annual Total Returns Acquired Fund (Class A shares)
During the periods shown in the bar chart, the highest return for a quarter was 4.59% (quarter ended December 31, 2008) and the lowest return for a quarter was -4.55% (quarter ended December 31, 2010).

Average Annual Total Returns for Periods Ended December 31, 2014 – Acquired Fund (Class A and Class I Shares)
Average Annual Total Returns Centre Active US Tax Exempt Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares		1.51%	2.14%	2.84%
Class A Shares Return After Taxes on Distributions		1.50%	2.05%	2.76%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		1.74%	2.21%	2.85%
Class I Shares		4.93%			1.51%		Oct. 07, 2010
Barclays Capital Prerefunded Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.84%	1.94%	3.09%	1.67%	[2]	Oct. 31, 2010
Barclays Capital General Obligation Index (reflects no deduction for fees, expenses or taxes)	[1]	7.83%	4.83%	4.67%	4.05%	[2]	Oct. 31, 2010
[1]	The Barclays Capital Prerefunded Municipal Bond Index is a market value weighted index comprised of pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. To be included in the index, bonds must have an explicit or implicit credit rating of AAA. The Barclays Capital General Obligation Index is reflective of general municipal market performance and is comprised of investment grade state and local general obligation bonds with six to eight years remaining until maturity.
[2]	The Acquired Fund's Class I shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (each, an “IRA”). After- tax returns are shown for Class A shares only and after tax returns will vary for Class I shares, which have a different expense ratio.